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                                                                January 16, 2007

Mr. Keith O'Connell
U.S. Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Mail Stop 05-05
Washington, DC 20549

RE:  THE AMERICAN INDEPENDENCE FUNDS TRUST
     FINANCIAL SERVICES FUND
     SEC FILE NUMBERS: 811-21757; 333-124214

Dear Mr. O'Connell:

     We have reviewed your comments to the Form 485a filed on behalf of the American Independence Funds Trust to establish the Financial Services Fund as a new series of the Trust on November 1, 2006. Following are Fund management's responses to your comments and questions:

     As a follow-up to this letter, we will be sending to your attention courtesy copies of the filing in word format and blacklined versions.

PROSPECTUS

Page 1

First paragraph under heading "Main Strategies" - Financial services-related industries include ....commercial and residential REITs. Please explain why management feels they are deemed to be in the financial services industry.

Response:

Sentence has been changed to read "commercial and residential MORTGAGE REITs." Management believes that mortgage REITs are often substantially similar in operations to thrifts and mortgage companies as these companies are basically a method of financing mortgages. These differ from property REITs, which own the properties outright and which we do not consider to be in the financial services industry.

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Page 1

Comment:

Last paragraph - The first sentence states that the fund seeks to achieve its investment objective by investing in various equities AS WELL AS OTHER FIXED INCOME SECURITIES. If the investment objective is Capital Appreciation consider adding a secondary objective of income.

Response:

The Fund's objective has been changed to include a secondary objective of income.

Comment"

Next to last paragraph - Next to last sentence "Given the Sub-Adviser's specialized knowledge and experience ..... Please expand on this statement.

Response:

The following language has been added: "The sub-adviser has been managing a separate financial services investment partnership since February 1997, and prior to that date one of the founders of the sub-adviser was employed as an Equity Research Analyst at Keefe, Bruyette & Woods, Inc., a research-oriented investment boutique focused on the financial services industry. The firm currently employs five analysts that focus on various sectors of the financial services industry, as well as two traders that specialize in trading financial stocks.

Page 1

Comment"

Last paragraph - In two sentences in this paragraph beginning "This means the market price" and "The portion of the Fund allocated to". Please add "The Sub-Adviser believes" at the beginning of each.

Response:

Change has been made.

Page 3

Paragraph on Foreign Investment Risk - typo in last sentence.

Response

Typo has been corrected.

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Page 4

Footnote 2 to the Expense Table -

Change second sentence to read "If you purchase Class C shares, although you pay no initial sales charges, if you purchase shares and then redeem those shares within 60 days you will be charged a redemption fee of 2.00% of the amount redeemed plus deferred sales charge.

Response

Change has been made to expense table.

Page 4

Expense Example - Only show one and three years for start up fund. Make sure that only example for one year takes waiver into account.

Response

Expense Example has been corrected to show one and three year examples. Only the one year example takes waiver into account.

Page 8

Choice of Share Classes - Under sub-heading Class A Shares include the phrase "no front-end sales charge for purchase of $1,000,000 or more".

Response

Change has been made.

Page 8

Third paragraph from the bottom - Class C shares, orders of $ 1,000,000 or more, including orders..... Remove comma after Class C shares.

Response

Change has been made.

Back Cover

Include that documents are available on fund website.

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Response

Additional language has been added to state that documents are available on fund website.

SAI

Comment

The SAI indicates that the Fund will not be concentrating in any one industry. Not consistent with prospectus.

Response

Change has been made to indicate that fund will be concentrating in the financial services industry.

     We acknowledge that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. We understand that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and the Funds may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Please contact the Terry Donovan at (646) 747-3475 should you have any questions regarding this letter.

                                        Sincerely,


                                        /s/ Eric Rubin
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